Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary of Deferred tax asset (Liability)

	2012	2011

Net tax loss carry forwards	$2,358,000	$1,160,000
Stock based compensation	1,549,000	1,630,000
Amortization of debt discount	21,000
Depreciation	(98,000)	(40,000)
Tax credit carry forward	255,000	36,000
	4,085,000	2,786,000
Valuation allowance	(4,085,000)	(2,786,000)
Non current deferred income tax assets	$0	$0

Summary of reconciliation of federal statutory income tax rate and effective income tax rate

For the Years Ended December 31, 2012 and 2011

Federal statutory income tax rate	15.0%
State taxes net of federal benefit	5.0%
20.0%
Change in valuation allowance on deferred tax asset	(20.0)%
Effective income tax rate	0.0%